Segment and Geographical Area Information - Summary of Long-lived Assets by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 19,747	$ 20,666	$ 23,735
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	18,072	18,883	22,039
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,675	$ 1,783	$ 1,696